Label	Element	Value
Document Creation Date	dei_DocumentCreationDate	Jun. 18, 2015
Central Index Key	dei_EntityCentralIndexKey	0001141819
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Amendment Flag	dei_AmendmentFlag	false
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Document Type	dei_DocumentType	485BPOS
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2015
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Institutional Class Shares (Bright Rock Mid Cap Growth Fund)
Trading Symbol	dei_TradingSymbol	BQMGX
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Investor Class Shares (Bright Rock Mid Cap Growth Fund)
Trading Symbol	dei_TradingSymbol	BQMIX
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Institutional Class Shares (Bright Rock Quality Large Cap Fund)
Trading Symbol	dei_TradingSymbol	BQLCX
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Investor Class Shares (Bright Rock Quality Large Cap Fund)
Trading Symbol	dei_TradingSymbol	BQLIX